Useful Lives of Property and Equipment (Detail)	9 Months Ended
Sep. 30, 2015
Tooling and Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	1 year
Tooling and Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Purchased Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	6 years
Purchased Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Capitalized Internally Developed Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years
Capitalized Internally Developed Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	Shorter of remaining lease term or estimated useful life